UNITED STATES

                      Securities and Exchange Commission

                             Washington, DC. 20549



                                   FORM N-1A



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]



                                      and



                    THE INVESTMENT COMPANY ACT OF 1940                    [X]

          ___________________________________________________________



                      Berkshire Capital Investment Trust

              (Exact Name of Registrant as Specified in Charter)



                             475 Milan Drive, #103

                            San Jose, CA 95134-2453

                   (Address of Principal Executive Offices)



                                (408) 526-0707

                        (Registrant's Telephone Number)



                         The Corporation Trust Company

                              1209 Orange Street

                              Wilmington, DE 19801

                    (Name and Address of Agent for Service)



          ___________________________________________________________



                 Approximate Date of Proposed Public Offering:

     As soon as practicable after the effective date of this registration.



             It is proposed that this filing will become effective

              [x] 60 days after filing pursuant to paragraph (a)





       Calculation of Registration Fee Under the Securities Act of 1933

____________________________________________________________________________



                                       Proposed       Proposed

                                       Maximum        Maximum      Amount of

Title of Securities   Amount Being  Offering Price   Aggregate    Registration

 Being Registered      Registered      Per Unit    Offering Price     Fee

____________________________________________________________________________



 Berkshire Capital    *Indefinite      $10.00       *Indefinite      *$500

Growth & Value Fund

____________________________________________________________________________



*Registrant  hereby  elects  to  register  pursuant  to  rule  24f-2 under the

Investment  Company  Act  of  1940 an indefinite number of shares of Berkshire

Capital  Growth  & Value Fund, a series of Berkshire Capital Investment Trust.

Pursuant  to  rule  24f-2,  the  registration fee payable with respect to such election is $500.



The Registrant hereby amends this Registration Statement on such date or dates that  may  be necessary to delay its effective date until the registrant shall file  a  further  amendment  which  specifically states that this Registration

Statement shall thereafter become effective in accordance with Section 8(a) of the  Securities  Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to section 8(a) may determine.


                       CROSS REFERENCE SHEET



INFORMATION REQUIRED                              CAPTIONS IN FILING

---------------------                             --------------------


Part A:  IN PROSPECTUS

Item 1.  Cover Page                               Cover Page

Item 2.  Synopsis                                 Fund Expenses

Item 3.  Condensed Financial Information          Fund Expenses

Item 4.  General Description of Registrant        The Fund

Item 5.  Management of the Fund                   Shareholders Meetings

Item 6.  Capital Stock and other Securities       Organization and Capital

                                                  Structure

Item 7.  Purchase of Securities being             Purchase of Shares and

         Offered                                  Reinvestment

Item 8.  Redemption or Repurchase                 Redemption of Shares

Item 9.  Legal Proceedings                        Litigation





Part B:  STATEMENT OF ADDITIONAL INFORMATION

Item 10. Cover Page                               Cover Page

Item 11. Table of Contents                        Table of Contents

Item 12. General Information and History          The Fund

Item 13. Investment Objectives and Policies       Investment Objective and

                                                  Policies

Item 14. Management of the Registrant             Management of the Fund

Item 15. Control Persons and Principal            Not Applicable

         Holders of Securities

Item 16. Investment Advisory and Other            Investment Adviser Services

Item 17. Brokerage Allocation                     Brokerage

Item 18. Capital Stock and Other Securities       Organization and Capital

                                                  Structure

Item 19. Purchase, Redemption and Pricing of      Purchase of Shares and

         Securities Being Offered                 Reinvestment

Item 19. Purchase, Redemption and Pricing of      Redemption of Shares

         Securities Being Offered

Item 19. Purchase, Redemption and Pricing of      Pricing of Shares

         Securities Being Offered

Item 20. Tax Status                               Tax Status

Item 21. Underwriters                             Not Applicable

Item 22. Calculation of Yield Quotations          Not Applicable

         of Money Market Funds

Item 23. Financial Statements                     Financial Statements





Part C:  OTHER INFORMATION

Item 24. Financial Statements and Exhibits        Financial Statements and

                                                  Exhibits

Item 25. Persons Controlled by/or under           Control Persons

         Common Control

Item 26. Number of Holders of Securities          Number of Shareholders

Item 27. Indemnifications                         Indemnification

Item 28. Business and Other Connections           Activities of Investment

         of Advisor                               Advisor

Item 29  Principal Underwriters                   Principal Underwriter

Item 30. Location of Accounts and Records         Location of Accounts and

                                                  Records

Item 31. Management Services                      Not Applicable

Item 32. Undertakings                             Not Applicable


                     BERKSHIRE CAPITAL GROWTH & VALUE FUND

                             475 Milan Drive, #103

                        San Jose, California 95134-2453

                                (408) 526-0707









PROSPECTUS                                                 _________ __, 1997





THE FUND AND INVESTMENT OBJECTIVE

Berkshire Capital Growth & Value Fund (the "Fund") is a non-diversified series of  the  Berkshire  Capital  Investment  Trust  (the  "Trust"),  an  open-end management  investment  company.  The  Trust  was  organized  in Delaware as a business  trust  and  may  offer  shares of beneficial interest in a number of separate  series,  each  series  representing  a  distinct  fund  with its own investment  objectives  and  policies.  At  present,  there is only one series authorized  by  the  Trust,  which series has been designated as the Berkshire

Capital  Growth  &  Value  Fund.  The  Fund's  investment objective is to seek long-term  capital  appreciation through investments in equity securities. The

Fund  seeks  to accomplish its objective by investing primarily in equities of growth  companies  in sectors offering the potential for above average returns and/or  those  companies which are believed to be undervalued at their current market  price, resulting in the potential for capital appreciation. Receipt of income  is  a  secondary  objective,  as some investments may yield dividends,

interest or other income.



FUND SHARE PURCHASE

Capital  shares  of  the  Fund may be purchased directly at net asset value as next  determined after receipt of order. The Board of Trustees has established

$5,000 as the minimum initial purchase unless investing through the vehicle of an  Individual  Retirement  Account ("IRA"), in which case the minimum initial investment  is  $2,000.  Subsequent  investments  in the Fund must be at least

$500, or $200 for an IRA. The Fund does not charge a transaction fee for sales or redemptions.



ADDITIONAL INFORMATION

This Prospectus, which should be held for future reference, is designed to set forth  concisely  the  information  that  you should know before you invest. A

"Statement  of  Additional  Information" containing more information about the

Fund  has  been  filed  with  the  Securities  and  Exchange  Commission. Such

Statement  is  dated  ________ __, 1997 and has been incorporated by reference into  the  Prospectus. A copy of the Statement may be obtained without charge,

by  writing  to  the  Fund  or  by  calling  the telephone number shown above.









 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND

      EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE

          SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES

              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF

                  THIS PROSPECTUS. ANY REPRESENTATION TO THE

                        CONTRARY IS A CRIMINAL OFFENSE.

FUND EXPENSES

Set  forth  below  is  a  table  containing  information  regarding the annual expenses  which  may  be incurred by the Fund. The purpose of this table is to assist  an  investor  in  understanding  the various costs and expenses that a shareholder in the Fund will bear directly or indirectly.



                       Shareholder Transaction Expenses:



             Sales Load Imposed on Purchases               None

             Sales Load Imposed on Reinvested Dividends    None

             Redemption Fees                               None

             Exchange Fees                                 None

             IRA Trustee Fees                              None



                       Annualized Fund Operating Expenses:



             Management Fees                               1.0%

             12b-1 Fees                                    None

             Other Expenses*                               1.0%

                                                           ----

             Total Operating Expenses                      2.0%

                                                           ====



*Fees  payable  under  the  Administration  Agreement between the Fund and the

Investment  Adviser are fixed at 1% for the first $10 million under management and 0.5% for $10 million and above.



          ___________________________________________________________



The  following  is  an  example that illustrates the expenses paid on a $1,000 investment over various time periods assuming (a) 5% annual rate of return and

(b)  redemption  at  the  end  of each time period. This example should not be considered  a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.


                     1 Year   3 Years   5 Years   10 Years

                     -------  --------  --------  ---------
                      $20       $63       $111      $252


THE FUND

Berkshire Capital Growth & Value Fund is an open-end non-diversified portfolio of the Berkshire Capital Investment Trust. The Trust was organized on November

25, 1996 as a Delaware business trust and is authorized to issue an indefinite number of shares of beneficial interest. The Trust's registered office is 1209

Orange  Street,  Wilmington,  Delaware 19801. Mail may be addressed to Trust's principal  executive  office  at  475  Milan  Drive #103, San Jose, California

95134-2453.



INVESTMENT OBJECTIVE AND POLICIES

Objective:  Berkshire Capital Growth & Value Fund has the primary objective of long-term  capital  appreciation through investments in equity securities. The

Fund  seeks to accomplish this objective by investing primarily in equities of growth  companies  in sectors offering the potential for above-average returns and/or  those  companies which are believed to be undervalued at their current market  price,  resulting  in  the  potential  for  capital  appreciation.  In selecting  investments  for  the  Fund,  the  Adviser's  primary  emphasis  is typically  on  evaluating  a  company's management, growth prospects, business operations,  revenues, earnings, cash flows, and balance sheet in relationship to  its  share  price.  Fundamental  analysis by use of dividend and cash flow discounting  models  are  often employed to determine the intrinsic value of a company  and  then compared to the current share price. Receipt of income is a secondary  objective,  as  some  investments  may yield dividends, interest or other income.



RISK FACTORS

Generally:  Risks  associated with the Fund's performance will be those due to broad  market  declines  and  business  risks from difficulties which occur to particular companies while in the Fund's portfolio. It must be realized, as is true  of  almost  all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.



Non-Diversification: The Fund will be operated as a non-diversified investment company  and  as  such,  the  Fund's shares may be more susceptible to adverse change  in value than would be the shares of a diversified investment company.



Concentration:   The  Fund  has  adopted  the  policy  of  allowing  for   the

concentration of its investments in the securities of companies in one or more market  sectors.  Because  of  such policy, the Fund may be subject to greater risk than that of a fund which is fully diversified among many market sectors.



Inexperience  of  Investment  Adviser:  Berkshire  Capital Holdings, Inc., the

Fund's  investment adviser, does not have previous experience as an investment adviser.



PORTFOLIO TURNOVER POLICY

The Fund does not propose to purchase securities for short-term trading in the ordinary  course  of  operations.  Accordingly, it is expected that the annual turnover  rate  will  not exceed 50%, wherein turnover is computed by dividing the  lesser  of  the  Fund's total purchases or sales of securities within the period  by the average monthly portfolio value of the Fund during such period.

There  may  be times when management deems it advisable to substantially alter the  composition of the portfolio, in which event, the portfolio turnover rate might  substantially  exceed  50%;  this  would  only  result  from  special circumstances and not from the Fund's normal operations.

CONCENTRATION AND NON-DIVERSIFICATION POLICY

Concentration: The Fund may, at its discretion, concentrate its investments in the  securities  of  companies  in  one  or  more  market sectors such as, for example,  the electronic technology industry. Concentration allows the fund to invest  25%  or more of the value of its total assets in securities of issuers in a particular industry. The Fund would only concentrate its investments in a particular  market sector if the Fund's investment adviser were to believe the investment  return  available  from concentration in that sector justifies any additional  risk associated with such concentration. As a result, the Fund may be  subject to greater risk of market fluctuation than that of a fund invested in a wider spectrum of market sectors.



Non-Diversification:  The  Fund  is  classified as being non-diversified which means  that it may not invest more than 25% of its assets in the securities of any  one issuer and, with respect to 50% of its total assets, the Fund may not invest  more  than 5% of its total assets in the securities of any one issuer.

Thus,  the  Fund may invest up to 25% of its total assets in the securities of each  of any two issuers. The Fund, therefore, may be more susceptible to risk of  loss than a more widely diversified fund as a result of a single economic,

political,  or  regulatory  occurrence. The policy of the Fund, in the hope of achieving  its  objective  as  stated  above,  is  therefore  one of selective investments  rather  than  broad  diversification.  The Fund seeks only enough diversification  for adequate representation among what it considers to be the best  performing  securities  and  to  maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.



TAX STATUS

Under  the provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as

amended,  the  Fund  intends  to  pay  out substantially all of its investment income  and  realized  capital  gains.  As  a  result,  the Fund intends to be relieved  of federal income tax on the amounts distributed to shareholders. In order  to  qualify as a "regulated investment company" under Sub-Chapter M, at least  90%  of the Fund's income must be derived from dividends, interest, and gains from securities transactions. No more than 30% of the Fund's profits may be  derived  from securities held less than three months, and no more than 50%

of  the  Fund  assets  may  be held in security holdings that exceed 5% of the total  assets  of  the  Fund  at  time  of  purchase.  Distribution of any net long-term  capital  gains  realized by the Fund in 1997 will be taxable to the shareholder  as  long-term capital gains regardless of the length of time Fund shares  have  been  held  by  the  investor.  All income realized by the Fund,

including  short-term  capital  gains,  will  be taxable to the shareholder as ordinary  income.  Dividends  from  net  income  will be made annually or more frequently  at  the  discretion  of  the  Fund's  Board  of  Trustees and will automatically  be  reinvested  in  additional  Fund shares at net asset value,

unless  shareholder  has  elected  to  receive  payment  in  the form of cash.

Dividends  received  shortly after purchase of shares by an investor will have the  effect  of  reducing  the  per share net asset value of the shares by the amount  of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.



The  Fund  is  required  by federal law to withhold 31% of reportable payments

(which  may  include  dividends, capital gains, distributions and redemptions)

paid  to  shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement you must certify on a W-9 tax form supplied by  the  Fund  that  your Social Security or Taxpayer Identification Number is correct and that you are not currently subject to back-up withholding or state that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS

The  Fund has adopted the following fundamental investment restrictions. These restrictions  cannot  be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. As defined in the Investment

Company  Act  of  1940 (the "Act"), the "vote of a majority of the outstanding voting  securities"  means  the lesser of the vote of (a) 67% of the shares of the  Fund  at  a  meeting  where  more  than 50% of the outstanding shares are present  in  person or by proxy or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:



(a)  Act  as underwriter for securities of other issuers except insofar as the

Fund  may  be  deemed  an underwriter in selling its own portfolio securities.



(b)  Borrow money or purchase securities on margin, but may obtain such short-

term  credit  as  may  be  necessary  for  clearance of purchases and sales of securities  for  temporary or emergency purposes in an amount not exceeding 5%

of the value of its total assets.



(c)  Sell securities short.



(d)  Invest  in  securities  of other investment companies except as part of a

merger,  consolidation,  or  purchase  of  assets  approved  by   the   Fund's

shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary broker's commissions.



(e)  Make  investments  in  commodities,  commodity  contracts  or real estate although  the Fund may purchase and sell securities of companies which deal in real estate or interests therein.



(f)  Make  loans.  The  purchase of a portion of a readily marketable issue of publicly  distributed  bonds,  debentures or other debt securities will not be considered the making of a loan.



(g)  Acquire  more  than 10% of the securities of any class of another issuer,

treating  all preferred securities of an issuer as a single class and all debt securities  as  a  single  class,  or  acquire  more  than  10%  of the voting securities of another issuer.



(h)  Invest in companies for the purpose of acquiring control.



(i)  Purchase  or retain securities of any issuer if those officers, directors or  trustees of the Fund or its Investment Adviser individually owns more than

1/2  of  1%  of any class of security or collectively own more than 5% of such class of securities of such issuer.



(j)  Pledge, mortgage or hypothecate any of its assets.



(k)  Invest  in  securities  which  may  be  subject to registration under the

Securities  Act  of  1933  prior to sale to the public or which are not at the time of purchase readily saleable.



(l) Invest more than 5% of the total Fund assets, taken at market value at the time  of  purchase,  in  securities  of  companies with less than three years'

continuous  operation,  including  the  operations  of  any  predecessor.



(m)  Issue senior securities.

In  connection  with  its  investment  objective  and  policies  the Fund may,

however, invest in the following types of securities which can involve certain risks:



U.S.  Government  Securities:  The  Fund  may  purchase  securities  issued or guaranteed  by  the U.S. Government or its agencies or instrumentalities. Such securities  will  typically  include,  without  limitation,  U.S.  Treasury securities  such  as  Treasury  Bills,  Treasury  Notes or Treasury Bonds that differ  in  their  interest  rates,  maturities  and  times  of  issuance.



Bank  Obligations:  The  Fund  may  invest  in  bank  obligations,  including certificates  of  deposit,  time  deposits,  banker's  acceptances  and  other short-term  obligations  of  banks,  savings  and  loan associations and other banking institutions.



Warrants:  The  Fund  may  purchase  warrants,  valued at the lower of cost or market,  but  only  to the extent that such purchase does not exceed 5% of the

Fund's  net  assets  at the time of purchase. Included within that amount, but not  to  exceed  2%  of  the  Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges.



INVESTMENT ADVISER

The  Fund  retains  Berkshire Capital Holdings, Inc., at 475 Milan Drive #103,

San  Jose, California 95134-2453, as its investment adviser. Berkshire Capital

Holdings,  Inc. (the "Investment Adviser") is a California corporation founded in  February 1993. The company is registered as an investment adviser with the

Securities  and Exchange Commission under the Investment Advisers Act of 1940.

The corporation is controlled and wholly owned by Malcolm R. Fobes III and Dr.

Ronald  G.  Seger.  The Investment Adviser does not have any previous advising experience.



Malcolm  R.  Fobes III has the direct responsibility for the overall strategic management  of  the  Fund's  portfolio  and its administration. Mr. Fobes, the founder  of  the  Adviser,  has  served  as  Chairman  of  the Board and Chief

Executive  Officer  since the company's inception. Mr. Fobes has a B.S. degree in  Finance  and  a  minor  in  Economics  from  San  Jose State University in

California.  In  addition  to founding Berkshire Capital Holdings in 1993, Mr.

Fobes  was  also  simultaneously  retained  by  Adobe  Systems,  Inc.,  a high-technology  software  development  firm,  as a technical support engineer from  May  1991  to November 1994. Dr. Ronald G. Seger has served as Secretary and member of the Board of Directors of the Adviser since September 1996. Both

Mr. Fobes and Dr. Seger also serve as Trustees to the Fund.



ADVISORY FEE

The  Fund  will  be managed by Berkshire Capital Holdings, Inc. The Investment

Adviser  will  be paid a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. Such fee is higher than the fee paid by most other funds.

Notwithstanding,  the  Investment  Adviser  may,  at  its  discretion,  forgo sufficient  fees  which  would  have the effect of lowering the Fund's expense ratio and increasing the yield to shareholders.



FUND ADMINISTRATION

In addition to its fee for serving as the Fund's Investment Adviser, Berkshire

Capital  Holdings,  Inc.  will  receive  a  fee  for  serving  as  the  Fund's administrator.  The  fee  will  be paid monthly at an annual rate of 1% of the

Fund's  average  daily  net  assets  for the first $10 million and 0.5% of the

Fund's  average  daily  net  assets  over $10 million. For such fee, Berkshire

Capital  Holdings,  Inc. will act as the Fund's administrator, transfer agent,

custodian,  dividend  disbursing  agent  and  provide  virtually all customary services required for Fund operations.

ADVISORY AND ADMINISTRATION AGREEMENTS

On  ________  __,  1997 the shareholders of the Fund and the Board of Trustees

unanimously   approved   an   investment   advisory  contract  (the  "Advisory

Agreement")   and   a   separate   administration   contract  ("Administration

Agreement")  with  Berkshire Capital Holdings, Inc. The Advisory Agreement and

the  Administration  Agreement  are  effective  through  December  31,   1997.

Thereafter, it may be continued for successive periods not to exceed one year,

provided  that  such  continuance is specifically approved annually by (a) the

Fund's  Board of Trustees or (b) vote of the holders of a majority (as defined in  the  1940 Act) of the outstanding voting securities of the Fund. In either event, the continuance must be approved by a majority of the Board of Trustees who  are not "interested persons" of the Trust (as defined by the 1940 Act) or the  Investment  Adviser,  by  vote cast in person at a meeting called for the purpose of voting on such approval.



Under  the  Advisory  Agreement, Berkshire Capital Holdings, Inc. will furnish investment  advice  to  the  Trustees of the Fund on the basis of a continuous review  of  the  portfolio  and  recommend to the Fund when and to what extent securities  should be purchased or disposed. Pursuant to its contract with the

Fund,  the  Investment Adviser is required to render research, statistical and advisory  services  to the Fund; to make specific recommendations based on the

Fund's investment requirements; and to pay salaries of the Funds employees who may be officers or directors or employees of the Investment Adviser. Excepting these  items, the Fund pays all other fees and expenses incurred in conducting

its   business   affairs.   The   Investment  Adviser  has  paid  the  initial

organizational  costs  of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.



Under  the  Administration  Agreement,  the Investment Adviser will render all administrative  and supervisory services to the Fund. The Adviser will oversee the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal  and state laws and regulations. The Adviser will also arrange for the preservation  of  journals,  ledgers,  corporate  documents, brokerage account

records  and  other  records  which  are  required  pursuant  to  Rule   31a-1

promulgated  under  the  1940  Act.  Under  the  Administration Agreement, the

Adviser  is  also  responsible  for  the  equipment,  staff,  office space and facilities  necessary  to  perform  its  obligations. The Fund will assume all other  expenses except to the extent paid by the Adviser pursuant to Section 3 of the Administration Agreement.



Specifically, the Investment Adviser assumes and shall pay all expenses of the

Fund,  including, without limitation: (a) organizational costs, (b) taxes, (c)

interest,  (d)  brokerage  costs, (e) compensation of the Investment Adviser's personnel  and  payment  of  other  expenses  in  connection with provision of portfolio management services, (f) compensation of any of the Fund's trustees,

officers or employees who are not interested persons of the Investment Adviser or  its  affiliates,  (g)  fees  and expenses of registering the Fund's shares under  the  federal  securities  laws  and  of  qualifying  its  shares  under applicable  state  Blue  Sky  laws, including expenses attendant upon renewing such  registrations  and  qualifications, (h) insurance premiums, (i) fidelity bond,  (j) accounting and bookkeeping costs and expenses necessary to maintain the Fund's books and records, (k) outside auditing and legal expenses, (l) all

costs   associated   with   shareholders  meetings  and  the  preparation  and

dissemination  of  proxy  solicitation  materials,  (m)  costs of printing and distribution  of  the  Fund's  Prospectus and other shareholder information to existing  shareholders,  (n)  charges,  if  any,  of  custodian,  transfer and dividend  disbursing agent's fees, (o) industry association fees, (p) costs of independent  pricing  services  and  calculation of daily net asset value, (q)

general  costs  of maintaining the Fund's existence, (r) any extraordinary and non-recurring  expenses  and, (s) other expenses properly payable to the Fund.

The  Adviser may, at its discretion, assume any additional expenses ordinarily assumed  by  the  Fund  when  it  determines  that  such action is in the best interest of the shareholders.

The  Investment  Advisor may act as an investment adviser and administrator to other  persons,  firms,  or corporations (including investment companies), and may have numerous advisory clients besides the Fund.



The  Advisory  Agreement and the Administration Agreement are terminable on 60 days'  written  notice, without penalty, by a vote of a majority of the Fund's outstanding  shares  or  by  vote  of a majority of the Fund's entire Board of

Trustees,  or  by  the  Investment  Adviser  on  60  days' written notice, and automatically terminates in the event of its assignment.



MANAGEMENT OF THE FUND

The  business  of  the  Fund  is  managed  under the direction of its Board of

Trustees  in  accordance  with  Section  3.2  of  the  Declaration of Trust of

Berkshire  Capital Investment Trust, which Declaration of Trust has been filed with  the  Securities  and  Exchange Commission and is available upon request.

Pursuant  to Section 2.6 of the Declaration of Trust, the trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains  the  power  to conduct, operate and carry on the business of the Fund and  has  the power to incur and pay any expenses which, in the opinion of the

Board  of Trustees, are necessary or incidental to carry out any of the Fund's purposes.  The  trustees,  officers,  employees  and  agents of the Fund, when acting  in  such  capacities,  shall  not be subject to any personal liability except  for his or her own bad faith, willful misfeasance, gross negligence or reckless  disregard  of his or her duties. The Trustees and Officers, together with  their  addresses,  age, principal occupations during the past five years and the ownership of the Fund are as follows:




                         Principal Occupation               Fund Shares    Percent

Name and Address         Past 5 Years                       Owned _/_/97   of Class

-----------------------  ---------------------------        -------------  --------




*Malcolm R. Fobes III    Trustee;                                   5,000       50%

475 Milan Drive, #103    President of the Trust;

San Jose, CA 95134       Chairman & CEO

Age: 32                  Berkshire Capital Holdings, Inc.;

                         Technical Support Engineer

                         Adobe Systems, Inc.



*Dr. Ronald G. Seger     Trustee;                                   5,000       50%

715 Glenborough Drive    Secretary of the Trust;

Mountain View, CA 94041  Principal Owner

Age: 46                  Optometrist Family Practice



Leland F. Smith          Trustee;                                       0        0%

#7 Rocky Mountain Lane   Chairman & CEO

Sunriver, OR 97707       Corporate Asset Strategies, Inc.;

Age: 58                  Chairman & CEO

                         Elesco, Ltd.



Arthur J. Hopper         Trustee;                                       0        0%

634 Orange Avenue        Retired

Los Altos, CA 94022      Real Estate Broker

Age: 71


*Trustees  of  the  Fund who are considered "interested persons" as defined in section  2(a)(19)  of  the  Investment  Company Act of 1940 by virtue of their affiliation with the Investment Adviser.



REMUNERATION OF OFFICERS AND TRUSTEES

The  Fund  does  not intend to pay fees to the trustees until such time as the

Fund's assets exceed $2,500,000; although the Fund will reimburse trustees for their  expenses.  The  Fund  does  not compensate trustees affiliated with the

Investment  Adviser except as they may benefit through payment of the Advisory and Administrative fees.

ORGANIZATION AND CAPITAL STRUCTURE

The  Trust was organized on November 25, 1996 as a Delaware business trust and is  authorized  to issue an unlimited number of shares of beneficial interest.

At  present there is only one series authorized by the Trust, which series has been  designated  as  the  Berkshire Capital Growth & Value Fund. The Board of

Trustees  may  authorize  the  creation  of  an  additional   series   without

shareholder approval.



All  shares,  when  issued,  will be fully paid and non-assessable and will be redeemable  and freely transferable. All shares have equal voting rights. They can  be  issued  as full or fractional shares. A fractional share has pro rata the  same kind of rights and privileges as a full share. The shares possess no preemptive or conversion rights.



Each shareholder has one vote for each share held irrespective of the relative net asset value of the shares. Each share has equal dividend, distribution and liquidation  rights. The voting rights of the shareholders are non-cumulative,

so  that  holders  of more than 50% of the shares can elect all trustees being elected.  On some issues, such as election of trustees, all shares of the Fund vote together as one series. In the event that the Trust authorizes additional series  of  shares  as  separate  funds, on issues affecting only a particular fund,  the  shares  of  the  affected  fund will vote as a separate series. An example  of  such  an  issue  would  be  a  fundamental investment restriction pertaining to only one fund.



PURCHASE OF SHARES AND REINVESTMENT

The offering price of the shares offered by the Fund is at the Net Asset Value

("NAV")  per  share next determined after receipt of the purchase order by the

Fund  and  is  computed  in the manner described under the caption "PRICING OF

SHARES"  in  this  Prospectus.  The  Fund  reserves the right to terminate the offering  of  the  shares  made  by  this Prospectus at any time and to refuse purchase  applications  when, in the judgment of management, such  termination or  refusal  is  in the best interests of the Fund. The Fund also reserves the right  to  waive  initial  and  subsequent  investment  minimums and to modify investment  minimums  generally  from time to time. Although the Fund does not charge  a  transaction fee, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.



Initial  Investments:  Initial  purchase  of shares of the Fund may be made by application  submitted  to the Fund. For the convenience of investors, a Share

Purchase  Application  form  is  provided  with  this  Prospectus. The minimum initial  purchase  of shares is $5,000 unless investing through the vehicle of an  Individual  Retirement  Account ("IRA"), in which case the minimum initial investment  is $2,000. Such initial investment amount is due and payable three business  days  after the purchase date. The Fund will be initially registered in  California and therefore restricted to California residents at the time of purchase.  There  will  be  no  solicitation out of the state of California of potential shareholders until registration under the Blue Sky laws of the state of residence have been met.



Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable five business days after the purchase date. The minimum is

$500,  or  $200  for an IRA. Less may be accepted under special circumstances.



Reinvestments:  The  Fund will automatically retain and reinvest dividends and capital gains distributions and use same for the purchase of additional shares for  the  shareholder  at  net  asset value as of the close of business on the distribution  date.  A Shareholder may at any time by letter or forms supplied by  the  Fund  direct  the  Fund  to  pay  dividends  and/or  capital  gains distributions, if any, to such shareholder in cash.



Fractional  Shares:  Full  or  fractional  shares  will be issued by the Fund.

Fractional shares will be issued to three decimal places as purchased from the

Fund.  The  Fund  will  maintain an account for each shareholder of shares for which no certificates have been issued.

RETIREMENT PLANS

Individual  Retirement  Account:  Persons  who  earn  compensation and are not active  participants  (and  who  do  not  have  a  spouse  who  is  an  active

participant)  in  an  employee  maintained  retirement  plan   may   establish

Individual  Retirement Accounts (IRA) using Fund shares. Annual contributions,

limited  to  the  lesser of $2,000 or 100% of compensation, are tax deductible from  gross  income.  This  IRA  deduction  is  also  retained  for individual taxpayers  and  married  couples  with  adjusted  gross incomes within certain specified  limits. All individuals may make nondeductible IRA contributions to separate  accounts  to  the extent that they are not eligible for a deductible contribution.



Earnings  under  the IRA are reinvested and are tax-deferred until withdrawals begin.  The maximum annual contribution may be increased to $4,000 if you have a  spouse  who  earns  no compensation during the taxable year. A separate and independent Spousal IRA must be maintained.



You  may  begin  to  make non-penalty withdrawals as early as age 59 1/2 or as late  as  age  70 1/2. In the event of death or disability, withdrawals may be made before age 59 1/2 without penalty.



A  Disclosure  Statement  is  required  by  U.S.  Treasury  Regulations.  This

Statement  describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain a Berkshire Capital

Growth  &  Value Fund IRA. This policy may be changed by the Board of Trustees if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.



PRICING OF SHARES

The  net  asset  value  of  the Fund's shares is determined as of the close of business  of  the  New  York Stock Exchange on each business day of which that

Exchange  is  open  (presently  4:00 p.m.); Monday through Friday exclusive of

Washington's  Birthday,  Good  Friday,  Memorial  Day,  July  4th,  Labor Day,

Thanksgiving,  Christmas  and  New  Year's  Day.  The  price  is determined by dividing  the value of its securities, plus any cash and other assets less all liabilities,  excluding  capital surplus, by the number of shares outstanding.

The  market value of securities listed on a national exchange is determined to be  the  last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.



Short-term  paper  (debt  obligations  that  mature  in less than 60 days) are valued  at  amortized  cost  which approximates market value. Other assets are valued  at  fair  market  value  as  determined  in good faith by the Board of

Trustees.



REDEMPTION OF SHARES

The  Fund  will  redeem  all  or any part of the shares of any shareholder who tenders  a  request  for  redemption (if certificates have not been issued) or certificates  with  respect to shares for which certificates have been issued.

In  either case, proper endorsements guaranteed either by a national bank or a member  firm  of  the  New  York  Stock  Exchange  will be required unless the shareholder  is  known  to  management.  The redemption price is the net asset value  per  share  next  determined  after  notice is received by the Fund for redemption  of shares. The proceeds received by the shareholder may be more or less  than  his  cost  of  such shares, depending upon the net asset value per share  at  the  time of redemption and the difference should be treated by the shareholder  as  a  capital  gain  or  loss  for  federal income tax purposes.

Payment  by  the Fund will ordinarily be made within three business days after tender.  The  Fund may suspend the right of redemption or postpone the date of payment  if:  The  New  York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the

Securities  and  Exchange  Commission has determined that an emergency exists,

making  disposal  of fund securities or valuation of net assets not reasonably practicable.  The  Fund  intends  to  make payments in cash, however, the Fund reserves the right to make payments in kind. Although the Fund does not charge a  transaction  fee, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.



BROKERAGE

The  Fund  requires all brokers to effect transactions in portfolio securities in  such  a  manner  as  to  get  prompt  execution  of the orders at the most favorable  price.  The Fund will place all orders for purchase and sale of its portfolio  securities  through  the  Fund's President who is answerable to the

Fund's  Board  of  Trustees. He may select brokers who, in addition to meeting primary  requirements of execution and price, may furnish statistical or other factual  information  and  services,  which, in the opinion of management, are helpful  or necessary to the Fund's normal operations. Information or services

may  include  economic  studies,  industry  studies,   statistical   analysis,

corporate  reports,  or  other  forms of assistance to the Fund or Adviser. No effort  is  made  to  determine the value of these services or the amount they might have reduced the expenses of the Adviser. Other than as set forth above,

the  Fund  has  no fixed policy, formula, method, or criteria which it uses in

allocating  brokerage  business  to  firms  furnishing  these  materials   and

services. The Board of Trustees will evaluate and review the reasonableness of brokerage commissions paid semiannually.



SHAREHOLDERS MEETINGS

Annual  meetings  of  shareholders  will  not  be  held  unless  called by the shareholders pursuant to Delaware Business Trust Act or unless required by the

1940  Act  and  the  rules  and  regulations  promulgated  thereunder. Special meetings of the shareholders may be held from time to time when called upon by

(i)  the  Chairman  of the Board of Trustees, if one exists, the President and two  or more trustees, (ii) by one or more shareholders holding ten percent or more  of  the  shares entitled to vote on matters presented to the meeting, or

(iii) if the annual meeting is not held within any thirteen month period, upon application  of  any  shareholder,  a  court  of  competent  jurisdiction  may summarily  order that such meeting be held. In addition, the 1940 Act requires a  shareholder  vote  for  all amendments to investment advisory contracts and amendments  thereto.  Shareholder  inquiries  should be directed to the Fund's principal office at 475 Milan Drive #103, San Jose, California 95134-2453.



CUSTODIAN AND TRANSFER AGENT

The Fund acts as its own custodian and transfer agent.



REPORTS TO SHAREHOLDERS

The  Fund  sends  all shareholders annual reports containing audited financial statements  and  other  periodic  reports,  at  least semiannually, containing unaudited financial statements.



AUDITORS

Meredith,  Cardozo  &  Lanz, LLP, independent certified public accountants, 97

South  Second Street, Suite 100, San Jose, California 95113, has been selected as  the  auditor  of  the Fund. Meredith, Cardozo & Lanz, LLP has no direct or indirect financial interest in the Fund or the Adviser.



LEGAL OPINION

The  legality  of  the  shares  offered hereby have been passed upon by Hall &

Evans, LLC, 1200 Seventeenth Street, Suite #1700, Denver, Colorado 80202-5800.



LITIGATION

As  of  the  date  of  this  prospectus,  there  was  no pending or threatened litigation involving the Fund in any capacity whatsoever.

ADDITIONAL INFORMATION

This  Prospectus  omits  certain  information  contained  in  the registration statement  on file with the Securities & Exchange Commission. The registration statement  may  be  inspected  without  charge  at the principal office of the

Commission  in  Washington,  D.C.  and  copies  of  all or part thereof may be obtained  upon  payment  of the fee prescribed by the Commission. Shareholders may  also  direct  inquiries  to  the Fund by phone or at the address given on cover of this Prospectus.


                                   INVESTMENT ADVISER

                            Berkshire Capital Holdings, Inc.

                                  475 Milan Drive, #103

                             San Jose, California 95134-2453



TABLE OF CONTENTS


Fund Expenses. . . . . . . . . . . . . . . . . . . . . 2

The Fund. . . . . . . . . . . . . . . . . . . . . . . .3

Investment Objective and Policies. . . . . . . . . . . 3

     Objective. . . . . . . . . . . . . . . . . . . . .3

Risk Factors. . . . . . . . . . . . . . . . . . . . . .3

     Generally. . . . . . . . . . . . . . . . . . . . .3

     Non-Diversification. . . . . . . . . . . . . . . .3

     Concentration. . . . . . . . . . . . . . . . . . .3

     Inexperience of Investment Adviser. . . . . . . . 3

Portfolio Turnover Policy. . . . . . . . . . . . . . . 3

Concentration and Non-Diversification Policy. . . . . .4

     Concentration. . . . . . . . . . . . . . . . . . .4

     Non-Diversification. . . . . . . . . . . . . . . .4

Tax Status. . . . . . . . . . . . . . . . . . . . . . .4

Investment Restrictions. . . . . . . . . . . . . . . . 5

Investment Adviser. . . . . . . . . . . . . . . . . . .6

Advisory Fee. . . . . . . . . . . . . . . . . . . . . .6

Fund Administration. . . . . . . . . . . . . . . . . . 6

Advisory and Administration Agreements. . . . . . . . .7

Management of the Fund. . . . . . . . . . . . . . . . .8

Remuneration of Officers and Trustees. . . . . . . . . 8

Organization and Capital Structure. . . . . . . . . . .9

Purchase of Shares and Reinvestment. . . . . . . . . . 9

     Initial Investments. . . . . . . . . . . . . . . .9

     Subsequent Purchases. . . . . . . . . . . . . . . 9

     Reinvestments. . . . . . . . . . . . . . . . . . .9

     Fractional Shares. . . . . . . . . . . . . . . . .9

Retirement Plans. . . . . . . . . . . . . . . . . . . 10

     Individual Retirement Account. . . . . . . . . . 10

Pricing of Shares. . . . . . . . . . . . . . . . . . .10

Redemption of Shares. . . . . . . . . . . . . . . . . 10

Brokerage. . . . . . . . . . . . . . . . . . . . . . .11

Shareholders Meetings. . . . . . . . . . . . . . . . .11

Custodian and Transfer Agent. . . . . . . . . . . . . 11

Reports to Shareholders. . . . . . . . . . . . . . . .11

Auditors. . . . . . . . . . . . . . . . . . . . . . . 11

Legal Opinion. . . . . . . . . . . . . . . . . . . . .11

Litigation. . . . . . . . . . . . . . . . . . . . . . 11

Additional Information. . . . . . . . . . . . . . . . 12








                                  PROSPECTUS

                     BERKSHIRE CAPITAL GROWTH & VALUE FUND

                             475 Milan Drive, #103

                        San Jose, California 95134-2453

                                (408) 526-0707





                               ________ __, 1997





The  Fund's  investment  objective  is  to seek long-term capital appreciation through  investments  in  equity securities. The Fund seeks to accomplish this objective  by  investing  primarily in equities of growth companies in sectors offering  the potential for above-average returns and/or those companies which are believed to be undervalued at their current market price, resulting in the

potential  for  capital  appreciation.  Receipt  of  income  is  a   secondary

objective,  as some investments may yield dividends, interest or other income.

                     BERKSHIRE CAPITAL GROWTH & VALUE FUND

                             475 Milan Drive, #103

                        San Jose, California 95134-2453

                                (408) 526-0707





                                    Part B



                      STATEMENT OF ADDITIONAL INFORMATION



                               ________ __, 1997





This  Statement  of  Additional  Information is not a Prospectus, but is to be

read  in  conjunction with the Prospectus for Berkshire Capital Growth & Value

Fund  dated  _______  __,  1997  (the "Prospectus"). To obtain the Prospectus,

please write or call the Fund at the address or phone number referenced above.


                               TABLE OF CONTENTS




The Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2

Investment Objective and Policies. . . . . . . . . . . . . . . . . . . . . . 2

     Objective. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2

Risk Factors. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2

     Generally. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2

     Non-Diversification. . . . . . . . . . . . . . . . . . . . . . . . . . .2

     Concentration. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2

     Inexperience of Investment Adviser. . . . . . . . . . . . . . . . . . . 2

Portfolio Turnover Policy. . . . . . . . . . . . . . . . . . . . . . . . . . 2

Concentration and Non-Diversification Policy. . . . . . . . . . . . . . . . .3

     Concentration. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .3

     Non-Diversification. . . . . . . . . . . . . . . . . . . . . . . . . . .3

Tax Status. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .3

Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . . . 4

Investment Adviser. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5

Advisory Fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5

Fund Administration. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

Advisory and Administration Agreements. . . . . . . . . . . . . . . . . . . .6

Management of the Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . .7

Remuneration of Officers and Trustees. . . . . . . . . . . . . . . . . . . . 7

Organization and Capital Structure. . . . . . . . . . . . . . . . . . . . . .8

Purchase of Shares and Reinvestment. . . . . . . . . . . . . . . . . . . . . 8

     Initial Investments. . . . . . . . . . . . . . . . . . . . . . . . . . .8

     Subsequent Purchases. . . . . . . . . . . . . . . . . . . . . . . . . . 8

     Reinvestments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .8

     Fractional Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . .8

Retirement Plans. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .9

     Individual Retirement Account. . . . . . . . . . . . . . . . . . . . . .9

Pricing of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

Redemption of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . .9

Brokerage. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10

Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

Miscellaneous Information. . . . . . . . . . . . . . . . . . . . . . . . . .10



Appendix:

Independent Auditor's Report. . . . . . . . . . . . . . . . . . . . . . . . 1A

Statement of Assets & Liabilities. . . . . . . . . . . . . . . . . . . . . .2A

Notes to Statement of Assets and Liabilities. . . . . . . . . . . . . . . . 2A

     Organization and Significant Accounting Policies. . . . . . . . . . . .2A

     Related Party Transactions. . . . . . . . . . . . . . . . . . . . . . .3A

     Capital Stock and Distribution. . . . . . . . . . . . . . . . . . . . .3A


THE FUND

Berkshire  Capital  Growth  &  Value  Fund   (the  "Fund")  is   an   open-end

non-diversified  portfolio  of  the  Berkshire  Capital  Investment Trust (the

"Trust").  The Trust was organized on November 25, 1996 as a Delaware business trust  and is authorized to issue an indefinite number of shares of beneficial interest.  The  Trust's  registered  office is 1209 Orange Street, Wilmington,

Delaware 19801. Mail may be addressed to Trust's principal executive office at

475 Milan Drive #103, San Jose, California 95134-2453.



INVESTMENT OBJECTIVE AND POLICIES

Objective:  Berkshire Capital Growth & Value Fund has the primary objective of long-term  capital  appreciation through investments in equity securities. The

Fund  seeks to accomplish this objective by investing primarily in equities of growth  companies  in sectors offering the potential for above-average returns and/or  those  companies which are believed to be undervalued at their current market  price,  resulting  in  the  potential  for  capital  appreciation.  In selecting  investments  for  the  Fund,  the  Adviser's  primary  emphasis  is typically  on  evaluating  a  company's management, growth prospects, business operations,  revenues, earnings, cash flows, and balance sheet in relationship to  its  share  price.  Fundamental  analysis by use of dividend and cash flow discounting  models  are  often employed to determine the intrinsic value of a company  and  then compared to the current share price. Receipt of income is a secondary  objective,  as  some  investments  may yield dividends, interest or other income.



RISK FACTORS

Generally:  Risks  associated with the Fund's performance will be those due to broad  market  declines  and  business  risks from difficulties which occur to particular companies while in the Fund's portfolio. It must be realized, as is true  of  almost  all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.



Non-Diversification: The Fund will be operated as a non-diversified investment company  and  as  such,  the  Fund's shares may be more susceptible to adverse change  in value than would be the shares of a diversified investment company.



Concentration:   The  Fund  has  adopted  the  policy  of  allowing  for   the

concentration of its investments in the securities of companies in one or more market  sectors.  Because  of  such policy, the Fund may be subject to greater risk than that of a fund which is fully diversified among many market sectors.



Inexperience  of  Investment  Adviser:  Berkshire  Capital Holdings, Inc., the

Fund's  investment adviser, does not have previous experience as an investment adviser.



PORTFOLIO TURNOVER POLICY

The Fund does not propose to purchase securities for short-term trading in the ordinary  course  of  operations.  Accordingly, it is expected that the annual turnover  rate  will  not exceed 50%, wherein turnover is computed by dividing the  lesser  of  the  Fund's total purchases or sales of securities within the period  by the average monthly portfolio value of the Fund during such period.

There  may  be times when management deems it advisable to substantially alter the  composition of the portfolio, in which event, the portfolio turnover rate might  substantially  exceed  50%;  this  would  only  result  from  special circumstances and not from the Fund's normal operations.

CONCENTRATION AND NON-DIVERSIFICATION POLICY

Concentration: The Fund may, at its discretion, concentrate its investments in the  securities  of  companies  in  one  or  more  market sectors such as, for example,  the electronic technology industry. Concentration allows the fund to invest  25%  or more of the value of its total assets in securities of issuers in a particular industry. The Fund would only concentrate its investments in a particular  market sector if the Fund's investment adviser were to believe the investment  return  available  from concentration in that sector justifies any additional  risk associated with such concentration. As a result, the Fund may be  subject to greater risk of market fluctuation than that of a fund invested in a wider spectrum of market sectors.



Non-Diversification:  The  Fund  is  classified as being non-diversified which means  that it may not invest more than 25% of its assets in the securities of any  one issuer and, with respect to 50% of its total assets, the Fund may not invest  more  than 5% of its total assets in the securities of any one issuer.

Thus,  the  Fund may invest up to 25% of its total assets in the securities of each  of any two issuers. The Fund, therefore, may be more susceptible to risk of  loss than a more widely diversified fund as a result of a single economic,

political,  or  regulatory  occurrence. The policy of the Fund, in the hope of achieving  its  objective  as  stated  above,  is  therefore  one of selective investments  rather  than  broad  diversification.  The Fund seeks only enough diversification  for adequate representation among what it considers to be the best  performing  securities  and  to  maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.



TAX STATUS

Under  the provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as

amended,  the  Fund  intends  to  pay  out substantially all of its investment income  and  realized  capital  gains.  As  a  result,  the Fund intends to be relieved  of federal income tax on the amounts distributed to shareholders. In order  to  qualify as a "regulated investment company" under Sub-Chapter M, at least  90%  of the Fund's income must be derived from dividends, interest, and gains from securities transactions. No more than 30% of the Fund's profits may be  derived  from securities held less than three months, and no more than 50%

of  the  Fund  assets  may  be held in security holdings that exceed 5% of the total  assets  of  the  Fund  at  time  of  purchase.  Distribution of any net long-term  capital  gains  realized by the Fund in 1997 will be taxable to the shareholder  as  long-term capital gains regardless of the length of time Fund shares  have  been  held  by  the  investor.  All income realized by the Fund,

including  short-term  capital  gains,  will  be taxable to the shareholder as ordinary  income.  Dividends  from  net  income  will be made annually or more frequently  at  the  discretion  of  the  Fund's  Board  of  Trustees and will automatically  be  reinvested  in  additional  Fund shares at net asset value,

unless  shareholder  has  elected  to  receive  payment  in  the form of cash.

Dividends  received  shortly after purchase of shares by an investor will have the  effect  of  reducing  the  per share net asset value of the shares by the amount  of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.



The  Fund  is  required  by federal law to withhold 31% of reportable payments

(which  may  include  dividends, capital gains, distributions and redemptions)

paid  to  shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement you must certify on a W-9 tax form supplied by  the  Fund  that  your Social Security or Taxpayer Identification Number is correct and that you are not currently subject to back-up withholding or state that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS

The  Fund has adopted the following fundamental investment restrictions. These restrictions  cannot  be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. As defined in the Investment

Company  Act  of  1940 (the "Act"), the "vote of a majority of the outstanding voting  securities"  means  the lesser of the vote of (a) 67% of the shares of the  Fund  at  a  meeting  where  more  than 50% of the outstanding shares are present  in  person or by proxy or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:



(a)  Act  as underwriter for securities of other issuers except insofar as the

Fund  may  be  deemed  an underwriter in selling its own portfolio securities.



(b)  Borrow money or purchase securities on margin, but may obtain such short-

term  credit  as  may  be  necessary  for  clearance of purchases and sales of securities  for  temporary or emergency purposes in an amount not exceeding 5%

of the value of its total assets.



(c)  Sell securities short.



(d)  Invest  in  securities  of other investment companies except as part of a merger,  consolidation,  or  purchase  of  assets  approved  by  the  Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary broker's commissions.



(e)  Make  investments  in  commodities,  commodity  contracts  or real estate although  the Fund may purchase and sell securities of companies which deal in real estate or interests therein.



(f)  Make  loans.  The  purchase of a portion of a readily marketable issue of publicly  distributed  bonds,  debentures or other debt securities will not be considered the making of a loan.



(g)  Acquire  more  than 10% of the securities of any class of another issuer,

treating  all preferred securities of an issuer as a single class and all debt securities  as  a  single  class,  or  acquire  more  than  10%  of the voting securities of another issuer.



(h)  Invest in companies for the purpose of acquiring control.



(i)  Purchase  or retain securities of any issuer if those officers, directors or  trustees of the Fund or its Investment Adviser individually owns more than

1/2  of  1%  of any class of security or collectively own more than 5% of such class of securities of such issuer.



(j)  Pledge, mortgage or hypothecate any of its assets.



(k)  Invest  in  securities  which  may  be  subject to registration under the

Securities  Act  of  1933  prior to sale to the public or which are not at the time of purchase readily saleable.



(l) Invest more than 5% of the total Fund assets, taken at market value at the time  of  purchase,  in  securities  of  companies with less than three years'

continuous   operation,   including   the   operations  of   any  predecessor.



(m)  Issue senior securities.

In  connection  with  its  investment  objective  and  policies  the Fund may,

however, invest in the following types of securities which can involve certain risks:



U.S.  Government  Securities:  The  Fund  may  purchase  securities  issued or guaranteed  by  the U.S. Government or its agencies or instrumentalities. Such

securities   will   typically   include,  without  limitation,  U.S.  Treasury

securities  such  as  Treasury  Bills,  Treasury  Notes or Treasury Bonds that differ  in  their  interest  rates,  maturities  and  times  of  issuance.



Bank  Obligations:   The  Fund  may  invest  in  bank  obligations,  including

certificates  of  deposit,  time  deposits,  banker's  acceptances  and  other short-term  obligations  of  banks,  savings  and  loan associations and other banking institutions.



Warrants:  The  Fund  may  purchase  warrants,  valued at the lower of cost or market,  but  only  to the extent that such purchase does not exceed 5% of the

Fund's  net  assets  at the time of purchase. Included within that amount, but not  to  exceed  2%  of  the  Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges.



INVESTMENT ADVISER

The  Fund  retains  Berkshire Capital Holdings, Inc., at 475 Milan Drive #103,

San  Jose, California 95134-2453, as its investment adviser. Berkshire Capital

Holdings,  Inc. (the "Investment Adviser") is a California corporation founded in  February 1993. The company is registered as an investment adviser with the

Securities  and Exchange Commission under the Investment Advisers Act of 1940.

The corporation is controlled and wholly owned by Malcolm R. Fobes III and Dr.

Ronald  G.  Seger.  The Investment Adviser does not have any previous advising experience.



Malcolm  R.  Fobes III has the direct responsibility for the overall strategic management  of  the  Fund's  portfolio  and its administration. Mr. Fobes, the founder  of  the  Adviser,  has  served  as  Chairman  of  the Board and Chief

Executive  Officer  since the company's inception. Mr. Fobes has a B.S. degree in  Finance  and  a  minor  in  Economics  from  San  Jose State University in

California.  In  addition  to founding Berkshire Capital Holdings in 1993, Mr.

Fobes   was   also   simultaneously   retained   by  Adobe  Systems,  Inc.,  a

high-technology  software  development  firm,  as a technical support engineer from  May  1991  to November 1994. Dr. Ronald G. Seger has served as Secretary and member of the Board of Directors of the Adviser since September 1996. Both

Mr. Fobes and Dr. Seger also serve as Trustees to the Fund.



ADVISORY FEE

The  Fund  will  be managed by Berkshire Capital Holdings, Inc. The Investment

Adviser  will  be paid a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. Such fee is higher than the fee paid by most other funds.

Notwithstanding,  the  Investment  Adviser  may,  at  its  discretion,   forgo

sufficient  fees  which  would  have the effect of lowering the Fund's expense ratio and increasing the yield to shareholders.



FUND ADMINISTRATION

In addition to its fee for serving as the Fund's Investment Adviser, Berkshire

Capital  Holdings,  Inc.  will  receive  a  fee  for  serving  as  the  Fund's administrator.  The  fee  will  be paid monthly at an annual rate of 1% of the

Fund's  average  daily  net  assets  for the first $10 million and 0.5% of the

Fund's  average  daily  net  assets  over $10 million. For such fee, Berkshire

Capital  Holdings,  Inc. will act as the Fund's administrator, transfer agent,

custodian,  dividend  disbursing  agent  and  provide  virtually all customary services required for Fund operations.

ADVISORY AND ADMINISTRATION AGREEMENTS

On  ________  __,  1997 the shareholders of the Fund and the Board of Trustees

unanimously   approved   an   investment   advisory  contract  (the  "Advisory

Agreement")   and   a   separate   administration   contract  ("Administration

Agreement")  with  Berkshire Capital Holdings, Inc. The Advisory Agreement and

the  Administration  Agreement  are  effective  through  December  31,   1997.

Thereafter, it may be continued for successive periods not to exceed one year,

provided  that  such  continuance is specifically approved annually by (a) the

Fund's  Board of Trustees or (b) vote of the holders of a majority (as defined in  the  1940 Act) of the outstanding voting securities of the Fund. In either event, the continuance must be approved by a majority of the Board of Trustees who  are not "interested persons" of the Trust (as defined by the 1940 Act) or the  Investment  Adviser,  by  vote cast in person at a meeting called for the purpose of voting on such approval.



Under  the  Advisory  Agreement, Berkshire Capital Holdings, Inc. will furnish investment  advice  to  the  Trustees of the Fund on the basis of a continuous review  of  the  portfolio  and  recommend to the Fund when and to what extent securities  should be purchased or disposed. Pursuant to its contract with the

Fund,  the  Investment Adviser is required to render research, statistical and advisory  services  to the Fund; to make specific recommendations based on the

Fund's investment requirements; and to pay salaries of the Funds employees who may be officers or directors or employees of the Investment Adviser. Excepting these  items, the Fund pays all other fees and expenses incurred in conducting

its   business   affairs.   The   Investment  Adviser  has  paid  the  initial

organizational  costs  of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.



Under  the  Administration  Agreement,  the Investment Adviser will render all administrative  and supervisory services to the Fund. The Adviser will oversee the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal  and state laws and regulations. The Adviser will also arrange for the preservation  of  journals,  ledgers,  corporate  documents, brokerage account records  and  other  records  which  are  required  pursuant  to  Rule  31a-1 promulgated  under  the  1940  Act.  Under  the  Administration Agreement, the

Adviser  is  also  responsible  for  the  equipment,  staff,  office space and facilities  necessary  to  perform  its  obligations. The Fund will assume all other  expenses except to the extent paid by the Adviser pursuant to Section 3 of the Administration Agreement.



Specifically, the Investment Adviser assumes and shall pay all expenses of the

Fund,  including, without limitation: (a) organizational costs, (b) taxes, (c)

interest,  (d)  brokerage  costs, (e) compensation of the Investment Adviser's personnel  and  payment  of  other  expenses  in  connection with provision of portfolio management services, (f) compensation of any of the Fund's trustees,

officers or employees who are not interested persons of the Investment Adviser or  its  affiliates,  (g)  fees  and expenses of registering the Fund's shares under  the  federal  securities  laws  and  of  qualifying  its  shares  under applicable  state  Blue  Sky  laws, including expenses attendant upon renewing such  registrations  and  qualifications, (h) insurance premiums, (i) fidelity bond,  (j) accounting and bookkeeping costs and expenses necessary to maintain the Fund's books and records, (k) outside auditing and legal expenses, (l) all costs  associated  with  shareholders  meetings  and  the  preparation  and dissemination  of  proxy  solicitation  materials,  (m)  costs of printing and distribution  of  the  Fund's  Prospectus and other shareholder information to existing  shareholders,  (n)  charges,  if  any,  of  custodian,  transfer and dividend  disbursing agent's fees, (o) industry association fees, (p) costs of independent  pricing  services  and  calculation of daily net asset value, (q)

general  costs  of maintaining the Fund's existence, (r) any extraordinary and non-recurring  expenses  and, (s) other expenses properly payable to the Fund.

The  Adviser may, at its discretion, assume any additional expenses ordinarily assumed  by  the  Fund  when  it  determines  that  such action is in the best interest of the shareholders.

The  Investment  Advisor may act as an investment adviser and administrator to other  persons,  firms,  or corporations (including investment companies), and may have numerous advisory clients besides the Fund.



The  Advisory  Contract  and the Administration Agreement are terminable on 60 days'  written  notice, without penalty, by a vote of a majority of the Fund's outstanding  shares  or  by  vote  of a majority of the Fund's entire Board of

Trustees,  or  by  the  Investment  Adviser  on  60  days' written notice, and automatically terminates in the event of its assignment.



MANAGEMENT OF THE FUND

The  business  of  the  Fund  is  managed  under the direction of its Board of

Trustees  in  accordance  with  Section  3.2  of  the  Declaration of Trust of

Berkshire  Capital Investment Trust, which Declaration of Trust has been filed with  the  Securities  and  Exchange Commission and is available upon request.

Pursuant  to Section 2.6 of the Declaration of Trust, the trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains  the  power  to conduct, operate and carry on the business of the Fund and  has  the power to incur and pay any expenses which, in the opinion of the

Board  of Trustees, are necessary or incidental to carry out any of the Fund's purposes.  The  trustees,  officers,  employees  and  agents of the Fund, when acting  in  such  capacities,  shall  not be subject to any personal liability except  for his or her own bad faith, willful misfeasance, gross negligence or reckless  disregard  of his or her duties. The Trustees and Officers, together with  their  addresses,  age, principal occupations during the past five years and the ownership of the Fund are as follows:




                         Principal Occupation               Fund Shares    Percent

Name and Address         Past 5 Years                       Owned _/_/97   of Class

-----------------------  ---------------------------        -------------  --------




*Malcolm R. Fobes III    Trustee;                                   5,000       50%

475 Milan Drive, #103    President of the Trust;

San Jose, CA 95134       Chairman & CEO

Age: 32                  Berkshire Capital Holdings, Inc.;

                         Technical Support Engineer

                         Adobe Systems, Inc.



*Dr. Ronald G. Seger     Trustee;                                   5,000       50%

715 Glenborough Drive    Secretary of the Trust;

Mountain View, CA 94041  Principal Owner

Age: 46                  Optometrist Family Practice



Leland F. Smith          Trustee;                                       0        0%

#7 Rocky Mountain Lane   Chairman & CEO

Sunriver, OR 97707       Corporate Asset Strategies, Inc.;

Age: 58                  Chairman & CEO

                         Elesco, Ltd.



Arthur J. Hopper         Trustee;                                       0        0%

634 Orange Avenue        Retired

Los Altos, CA 94022      Real Estate Broker

Age: 71


*Trustees  of  the  Fund who are considered "interested persons" as defined in section  2(a)(19)  of  the  Investment  Company Act of 1940 by virtue of their affiliation with the Investment Adviser.



REMUNERATION OF OFFICERS AND TRUSTEES

The  Fund  does  not intend to pay fees to the trustees until such time as the

Fund's assets exceed $2,500,000; although the Fund will reimburse trustees for their  expenses.  The  Fund  does  not compensate trustees affiliated with the

Investment  Adviser except as they may benefit through payment of the Advisory and Administrative fees.

ORGANIZATION AND CAPITAL STRUCTURE

The  Trust was organized on November 25, 1996 as a Delaware business trust and is  authorized  to issue an unlimited number of shares of beneficial interest.

At  present there is only one series authorized by the Trust, which series has been  designated  as  the  Berkshire Capital Growth & Value Fund. The Board of

Trustees   may   authorize  the  creation  of  an  additional  series  without shareholder approval.



All  shares,  when  issued,  will be fully paid and non-assessable and will be redeemable  and freely transferable. All shares have equal voting rights. They can  be  issued  as full or fractional shares. A fractional share has pro rata the  same kind of rights and privileges as a full share. The shares possess no preemptive or conversion rights.



Each shareholder has one vote for each share held irrespective of the relative net asset value of the shares. Each share has equal dividend, distribution and liquidation  rights. The voting rights of the shareholders are non-cumulative,

so  that  holders  of more than 50% of the shares can elect all trustees being elected.  On some issues, such as election of trustees, all shares of the Fund vote together as one series. In the event that the Trust authorizes additional series  of  shares  as  separate  funds, on issues affecting only a particular fund,  the  shares  of  the  affected  fund will vote as a separate series. An example  of  such  an  issue  would  be  a  fundamental investment restriction pertaining to only one fund.



PURCHASE OF SHARES AND REINVESTMENT

The offering price of the shares offered by the Fund is at the Net Asset Value

("NAV")  per  share next determined after receipt of the purchase order by the

Fund  and  is  computed  in the manner described under the caption "PRICING OF

SHARES"  in  this  Prospectus.  The  Fund  reserves the right to terminate the offering  of  the  shares  made  by  this Prospectus at any time and to refuse purchase  applications  when,  in the judgment of management, such termination or  refusal  is  in the best interests of the Fund. The Fund also reserves the right  to  waive  initial  and  subsequent  investment  minimums and to modify investment  minimums  generally  from time to time. Although the Fund does not charge  a  transaction fee, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.



Initial  Investments:  Initial  purchase  of shares of the Fund may be made by application  submitted  to the Fund. For the convenience of investors, a Share

Purchase Application form is provided with the Prospectus. The minimum initial purchase  of  shares  is  $5,000  unless  investing  through the vehicle of an

Individual  Retirement  Account  ("IRA"),  in  which  case the minimum initial investment  is $2,000. Such initial investment amount is due and payable three business  days  after the purchase date. The Fund will be initially registered in  California and therefore restricted to California residents at the time of purchase.  There  will  be  no  solicitation out of the state of California of potential shareholders until registration under the Blue Sky laws of the state of residence have been met.



Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable five business days after the purchase date. The minimum is

$500,  or  $200  for an IRA. Less may be accepted under special circumstances.



Reinvestments:  The  Fund will automatically retain and reinvest dividends and capital gains distributions and use same for the purchase of additional shares for  the  shareholder  at  net  asset value as of the close of business on the distribution  date.  A Shareholder may at any time by letter or forms supplied by  the  Fund  direct  the  Fund  to  pay  dividends  and/or  capital  gains distributions, if any  to such shareholder in cash.



Fractional  Shares:  Full  or  fractional  shares  will be issued by the Fund.

Fractional shares will be issued to three decimal places as purchased from the

Fund.  The  Fund  will  maintain an account for each shareholder of shares for which no certificates have been issued.

RETIREMENT PLANS

Individual  Retirement  Account:  Persons  who  earn  compensation and are not active  participants  (and  who  do  not  have  a  spouse  who  is  an  active participant)  in  an  employee  maintained  retirement  plan  may  establish

Individual  Retirement Accounts (IRA) using Fund shares. Annual contributions,

limited  to  the  lesser of $2,000 or 100% of compensation, are tax deductible from  gross  income.  This  IRA  deduction  is  also  retained  for individual taxpayers  and  married  couples  with  adjusted  gross incomes within certain specified  limits. All individuals may make nondeductible IRA contributions to separate  accounts  to  the extent that they are not eligible for a deductible contribution.



Earnings  under  the IRA are reinvested and are tax-deferred until withdrawals begin.  The maximum annual contribution may be increased to $4,000 if you have a  spouse  who  earns  no compensation during the taxable year. A separate and independent Spousal IRA must be maintained.



You  may  begin  to  make non-penalty withdrawals as early as age 59 1/2 or as late  as  age  70 1/2. In the event of death or disability, withdrawals may be made before age 59 1/2 without penalty.



A  Disclosure  Statement  is  required  by  U.S.  Treasury  Regulations.  This

Statement  describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain a Berkshire Capital

Growth  &  Value Fund IRA. This policy may be changed by the Board of Trustees if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.



PRICING OF SHARES

The  net  asset  value  of  the Fund's shares is determined as of the close of business  of  the  New  York Stock Exchange on each business day of which that

Exchange  is  open  (presently  4:00 p.m.); Monday through Friday exclusive of

Washington's  Birthday,  Good  Friday,  Memorial  Day,  July  4th,  Labor Day,

Thanksgiving,  Christmas  and  New  Year's  Day.  The  price  is determined by dividing  the value of its securities, plus any cash and other assets less all liabilities,  excluding  capital surplus, by the number of shares outstanding.

The  market value of securities listed on a national exchange is determined to be  the  last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.



Short-term  paper  (debt  obligations  that  mature  in less than 60 days) are valued  at  amortized  cost  which approximates market value. Other assets are valued  at  fair  market  value  as  determined  in good faith by the Board of

Trustees.



REDEMPTION OF SHARES

The  Fund  will  redeem  all  or any part of the shares of any shareholder who tenders  a  request  for  redemption (if certificates have not been issued) or certificates  with  respect to shares for which certificates have been issued.

In  either case, proper endorsements guaranteed either by a national bank or a member  firm  of  the  New  York  Stock  Exchange  will be required unless the shareholder  is  known  to  management.  The redemption price is the net asset value  per  share  next  determined  after  notice is received by the Fund for redemption  of shares. The proceeds received by the shareholder may be more or less  than  his  cost  of  such shares, depending upon the net asset value per share  at  the  time of redemption and the difference should be treated by the shareholder  as  a  capital  gain  or  loss  for  federal income tax purposes.

Payment  by  the Fund will ordinarily be made within three business days after tender.  The  Fund may suspend the right of redemption or postpone the date of payment  if:  The  New  York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the

Securities  and  Exchange  Commission has determined that an emergency exists,

making  disposal  of fund securities or valuation of net assets not reasonably practicable.  The  Fund  intends  to  make payments in cash, however, the Fund reserves the right to make payments in kind. Although the Fund does not charge a  transaction  fee, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.



BROKERAGE

The  Fund  requires all brokers to effect transactions in portfolio securities in  such  a  manner  as  to  get  prompt  execution  of the orders at the most favorable  price.  The Fund will place all orders for purchase and sale of its portfolio  securities  through  the  Fund's President who is answerable to the

Fund's  Board  of  Trustees. He may select brokers who, in addition to meeting primary  requirements of execution and price, may furnish statistical or other factual  information  and  services,  which, in the opinion of management, are helpful  or necessary to the Fund's normal operations. Information or services may  include  economic  studies,  industry  studies,  statistical  analysis,

corporate  reports,  or  other  forms of assistance to the Fund or Adviser. No effort  is  made  to  determine the value of these services or the amount they might have reduced the expenses of the Adviser. Other than as set forth above,

the  Fund  has  no fixed policy, formula, method, or criteria which it uses in allocating  brokerage  business  to  firms  furnishing  these  materials  and services. The Board of Trustees will evaluate and review the reasonableness of brokerage commissions paid semiannually.



FINANCIAL STATEMENTS

The  audited statement of assets and liabilities of the Fund as of _______ __,

1997  is  attached as an Appendix to this Statement of Additional Information.



MISCELLANEOUS INFORMATION

This Statement of Additional Information and the Prospectus do not contain all the  information included in the Trust's registration statement filed with the

Securities  and  Exchange  Commission under the Securities Act with respect to the  securities  offered  hereby,  certain portions of which have been omitted pursuant  to  the  rules  and  regulations of the Commission. The registration statement,  including exhibits filed therewith, may be examined at the offices of the Commission in Washington D.C.



Statements  contained  herein  and in the Prospectus as to the contents of any contract  or other documents referred to are not necessarily complete, and, in each  instance,  reference  is  made  to  the  copy  of such contract or other documents  filed  as  an  exhibit  to  the  registration  statement, each such statement being qualified in all respects by such reference.

                         MEREDITH, CARDOZO & LANZ, LLP

                         Certified Public Accountants

                      97 South Second Street, Suite #100

                          San Jose, California 95113

                                (408) 278-0220







                         Independent Auditor's Report





                          To be provided by Amendment

































































































                                     -1A-

                      Berkshire Capital Investment Trust

                       Statement of Assets & Liabilities

                               _______ __, 1997


                                                          Berkshire Capital

                                                         Growth & Value Fund

                                                         ------------------


ASSETS:

Cash in Bank                                                       $100,000



Total Assets                                                       $100,000



NET ASSETS                                                         $100,000



NET ASSETS CONSIST OF: Paid in Capital                             $100,000



OUTSTANDING SHARES:

Indefinite number of shares

of  beneficial interest                                              10,000



NET ASSET VALUE PER SHARE                                          $     10



OFFERING PRICE PER SHARE                                           $     10



                      Berkshire Capital Investment Trust
               Notes to the Statement of Assets and Liabilities

                               ________ __, 1997





NOTE 1  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:  The  Berkshire  Capital  Investment  Trust  (the  "Trust")  was

organized  as  a  business  trust  under  the laws of the state of Delaware on

November  25,  1996.  The Trust is authorized to issue an indefinite number of shares  of  beneficial  interest. Shares have non-cumulative voting rights, do not  have  preemptive  or subscription rights and are freely transferable. The

Berkshire Capital Growth & Value Fund is an open-end non-diversified portfolio of the Berkshire Capital Investment Trust.



The  Trust  has  no  transactions  other  than  those  matters relating to its organization  and  registration  as  an  open-end  non-diversified  management investment  company  under  the Investment Company Act of 1940, its securities under  the  Securities  Act  of  1933  and  the  sale  of 10,000 shares of the

Berkshire Capital Growth & Value Fund to its initial investors on ________ __,

1997.



Significant  Accounting Policies: Accounting policies consistently followed by the  Trust  in  the  preparation of its financial statements are in conformity with generally accepted accounting principles and include:



(a)  Security valuations: The Trust values investment securities, where market quotations  are  available,  at  market value based on the last recorded sales prices  as reported by the principal securities exchange on which the security is  traded,  or  if the security is not traded on an exchange, market value is based  on  the  latest  bid  price. Short-term investments are valued at cost,

approximating market value.



(b)  Federal  income  taxes:  The  Trust's  policy  is  to  comply  with  the requirements  of  the  Internal  Revenue Code that are applicable to regulated investment  companies  and  to  distribute  all  its  taxable  income  to  its shareholders.  Therefore,  no  federal  income  tax  provision  is  required.



(c)  Distribution  to  shareholders:  The  Trust  intends  to  distribute  to shareholders  substantially  all of its net investment income, if any, and net realized capital gains, if any, at year end.



                                     -2A-

(d)  Organizational  costs and registration fees: Initial organizational costs and registration fees were all borne by the Investment Advisor.



(e) Other: The Trust records security transactions on the trade date. Specific

identification  is  used  for  determining  gains  or  losses  for   financial

statements  and  income  tax  purposes.  Dividend  income  is  recorded on the ex-dividend  date  and  interest  income  is accrued daily on the cash balance maintained  in  an  account  at the rate of interest in effect at the first of each  month.  Advisory  fees are accrued daily at a rate of 1/365 of 1% of net assets  as  stipulated  in  the  advisory  agreement.  Administrative fees are accrued  daily at a rate of 1/365 of 1% of the first $10 million of net assets and  1/365  of  0.5%  of  net  assets  over  $10  million as stipulated in the administration agreement.



NOTE 2  RELATED PARTY TRANSACTIONS:

The  Trust  has an Investment Advisory Agreement and a separate Administration

Agreement  with  Berkshire  Capital  Holdings,  Inc.  Under  the  terms of the

Investment Advisory Agreement, Berkshire Capital Holdings, Inc. will receive a fee  of  1%  per  year on the net assets of the Fund. Under the Administration

Agreement,  Berkshire Capital Holdings, Inc. will receive a fee of 1% per year on  the  net  assets of the Fund for the first $10 million and 0.5% of the net assets  over  $10  million. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly.



Berkshire  Capital  Holdings,  Inc.  is  owned  and  controlled  by  the  same individuals  who  have  organized the Trust. The Investment Advisory Agreement and the Administration Agreement has been approved by the Board of Trustees of the Fund including the disinterested parties.



NOTE 3  CAPITAL STOCK AND DISTRIBUTION:

As  of  ________  __,  1997 an indefinite number of shares were authorized and paid-in  capital amounted to $100,000 for the Berkshire Capital Growth & Value

Fund. Transactions in capital stock were as follows:


                                                          Berkshire Capital

                                                         Growth & Value Fund

                                                         -------------------


Shares Sold                                                           10,000



Shares Redeemed                                                            0



Net Increase                                                          10,000



Shares Outstanding at Beginning of Period                                  0



Shares Outstanding at End of Period                                   10,000






























                                     -3A-

                                   FORM N-1A

                          PART C - OTHER INFORMATION







Item 24. Financial Statements and Exhibits



     (a) Financial Statements



          (1) Financial statements are presented in Part B.



          These include:

          Auditors' Report dated ________ __, 1997

          Statement of Assets & Liabilities ________ __, 1997

          Notes to Statement of Assets and Liabilities ________ __, 1997



     (b) Exhibits



          Exhibit No.          Description

          -----------          -----------

           99.1.               Certificate of Trust -

                               Berkshire Capital Investment Trust



           99.2.               Certificate of Amendment of Certificate of Trust

                               Berkshire Capital Investment Trust



           99.3.               Declaration of Trust -

                               Berkshire Capital Investment Trust



           99.4.               Certificate of Consent of the Trustees of the

                               Berkshire Capital Investment Trust



           99.5.               Investment Advisory Agreement

           99.6.               Administration Agreement

           99.7.               Reimbursement Agreements

           99.8.               Consent of Independent Auditors

           99.9.               Opinion and Consent of Hall & Evans, LLC





Item 25. Control Persons

     Not Applicable.





Item 26. Number of Shareholders

           Title of Class                 Number of Record Holders

           ---------------                --------------------------

Berkshire Capital Growth & Value Fund     Two as of ________ __, 1997

Item 27. Indemnification



Under  section 3817(a) of the Delaware Business Trust Act, a Delaware business trust  has  the  power  to indemnify and hold harmless any trustee, beneficial owner  or  other  person  from  and  against  any  and  all claims and demands whatsoever.  Reference  is  made to sections 5.1 and 5.2 of the Declaration of

Trust of Berkshire Capital Investment Trust (the "Trust") (Exhibit 2) pursuant to  which no trustee, officer, employee or agent of the Trust shall be subject to  any  personal  liability,  when  acting in his or her individual capacity,

except  for  his  own  bad  faith,  willful  misfeasance,  gross negligence or reckless disregard of his or her duties. The Trust shall indemnify each of its trustees,  officers, employees and agents against all liabilities and expenses reasonably  incurred  by  him  or  her  in  connection  with  the  defense  or disposition of any actions, suits or other proceedings by reason of his or her being  or  having  been  a  trustee,  officer,  employee or agent, except with respect  to  any  matter  as to which he or she shall have been adjudicated to have  acted  in  or  with  bad faith, willful misfeasance, gross negligence or reckless  disregard  of  his or her duties. The Trust will comply with Section

17(h)  of  the Investment Company Act of 1940, as amended (the "1940 Act") and

1940  Act  Releases  number 7221 (June 9, 1972) and number 11330 (September 2,

1980).



Insofar as indemnification for liabilities arising under the Securities Act of

1933  may  be  permitted  to trustees, officers and controlling persons of the

Trust  pursuant  to  the  foregoing,  the  Trust  has been advised that in the opinion  of  the  Securities  and Exchange Commission, such indemnification is against  public policy and therefore may be unenforceable. In the event that a claim  for  indemnification  (except insofar as it provides for the payment by the  Trust  of  expenses incurred or paid by a trustee, officer or controlling person  in  the  successful  defense  of  any  action,  suit or proceeding) is asserted  against the Trust by such trustee, officer or controlling person and the Securities and Exchange Commission is still in the same opinion, the Trust will,  unless  in  the  opinion  of its counsel the matter has been settled by controlling  precedent,  submit  to  a  court  of appropriate jurisdiction the question  of  whether  such  indemnification by it is against public policy as expressed  in  the  Securities  Act  of 1933 and will be governed by the final adjudication of such issue.



Indemnification provisions exist in the Investment Advisory and Administration

Agreement  under the headings "Limitation of Liability" which are identical to those in the Declaration of Trust noted above.





Item 28. Activities of Investment Adviser

     Berkshire  Capital  Holdings,  Inc.  activity  at the  present  time  is performance  on  its Investment Advisory Contract and Administration Agreement

currently  effective  with  the Berkshire Capital Investment Trust. Malcolm R.

Fobes  III  has  the  principal  occupation of, owner, officer and director of

Berkshire Capital Holdings, Inc.





Item 29. Principal Underwriter

     The Fund acts as its own underwriter.





Item 30. Location of Accounts and Records

     All  fund  records  are  held  at the Trust's principal executive offices at  475  Milan Drive #103, San Jose, California, 95134-2453 with the exception of security certifications which are held in a safe deposit box at the Bank of

Los  Altos,  4546  El  Camino  at  San  Antonio,  Los Altos, California 94022.





Item 31. Management Services

     Not Applicable





Item  32. Undertakings

     Not Applicable

SIGNATURES



Pursuant  to the requirements of the Securities Act of 1933 and the Investment

Company  Act  of  1940,  the  Registrant  certifies  that  it meets all of the requirements  for  effectiveness  of  this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by  the  undersigned,  thereunto  duly authorized, in the City of San Jose and

State of California, on the 21st day of January, 1997.





                             Berkshire Capital Investment Trust



                                 /s/ Malcolm R. Fobes III

                         By:  __________________________________

                              Malcolm R. Fobes III, President

                                   EXHIBITS









Exhibit No.                       Description                             Page

-----------                       -----------                             ----



  99.1.             Certificate of Trust -

                    Berkshire Capital Investment Trust                     1A



  99.2.             Certificate of Amendment of Certificate of Trust

                    Berkshire Capital Investment Trust                     2A



  99.3.             Declaration of Trust -

                    Berkshire Capital Investment Trust                     3A



  99.4.             Certificate of Consent of the Trustees of the

                    Berkshire Capital Investment Trust                     4A



  99.5.             Investment Advisory Agreement                          5A



  99.6.             Administration Agreement                               6A



  99.7.             Reimbursement Agreements                               7A



  99.8.             Consent of Independent Auditors                        8A



  99.9.             Opinion and Consent of Hall & Evans, LLC               9A